Financial Instruments fair value risk - Summary of Fair Values of Financial Assets and Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Cash and cash equivalents	€ 4,159	€ 4,326
Financial assets at amortised cost	1,415	1,004
Financial assets at fair value through other comprehensive income	609	407
Financial assets at fair value through profit or loss
Financial assets	7,276	6,915
Financial liabilities
Lease liabilities	(1,395)	(1,408)
Derivatives	(494)	(631)
Other financial liabilities	(535)	(418)
Total financial liabilities	(29,622)	(29,488)	€ (30,133)
Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	112	289
Other
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	981	889
Fair value
Financial assets
Cash and cash equivalents	4,159	4,326
Financial assets at amortised cost	1,415	1,004
Financial assets at fair value through other comprehensive income	609	407
Financial assets at fair value through profit or loss
Financial assets	7,276	6,915
Financial liabilities
Bank loans and overdrafts	(506)	(519)
Bonds and other loans	(26,112)	(25,136)
Lease liabilities	(1,395)	(1,408)
Derivatives	(494)	(631)
Other financial liabilities	(535)	(418)
Total financial liabilities	(29,042)	(28,112)
Fair value | Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	112	289
Fair value | Other
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	981	889
Carrying amount
Financial assets
Cash and cash equivalents	4,159	4,326
Financial assets at amortised cost	1,415	1,004
Financial assets at fair value through other comprehensive income	609	407
Financial assets at fair value through profit or loss
Financial assets	7,276	6,915
Financial liabilities
Bank loans and overdrafts	(506)	(519)
Bonds and other loans	(26,692)	(26,512)
Lease liabilities	(1,395)	(1,408)
Derivatives	(494)	(631)
Other financial liabilities	(535)	(418)
Total financial liabilities	(29,622)	(29,488)
Carrying amount | Derivatives
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	112	289
Carrying amount | Other
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	€ 981	€ 889